Other non-current assets - (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other non-current assets
Non-current restricted cash	$ 2,269	$ 2,419
Non-current financial assets held at fair value through profit or loss	22,160	21,715
Non-current financial assets held at fair value through OCI	9,847	15,528
Total other non-current assets	$ 34,276	$ 39,662